General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
General and Administrative Expenses [Abstract]
Non-executive directors' compensation	$ 63,000	$ 63,000
Director fees (subsidiaries)	139,984	98,317
Audit fees	528,455	959,129
Professional fees and other expenses	2,929,760	3,684,680
Personnel expenses	2,300,130	2,134,402
Office and IT expenses (including rent)	759,500	844,593
Share based compensation	125,430	115,044
Administration fees-related party (Note 3(a))	1,691,764	1,648,570
General and administrative expenses	$ 8,538,023	$ 9,547,735